CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS DEFICIT (Unaudited) - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital	Accumulated Deficit
Balance, shares at Jun. 30, 2023		5,552,223
Balance, amount at Jun. 30, 2023	$ (2,522,838)	$ 555	$ 9,585,094	$ (12,108,487)
Net loss	(214,247)			(214,247)
Balance, shares at Sep. 30, 2023		5,552,223
Balance, amount at Sep. 30, 2023	(2,737,085)	$ 555	9,585,094	(12,322,734)
Balance, shares at Jun. 30, 2024		8,661,772
Balance, amount at Jun. 30, 2024	(2,604,027)	$ 866	10,082,311	(12,687,204)
Net loss	(156,720)			(156,720)
Stock option cashless exercised, shares		45,000
Stock option cashless exercised, amount		$ 4	(4)
Balance, shares at Sep. 30, 2024		8,706,772
Balance, amount at Sep. 30, 2024	$ (2,760,747)	$ 870	$ 10,082,307	$ (12,843,924)